Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001393311
Registrant Name	Public Storage
Registration File Number	333-283556
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES